Vanguard Municipal Cash Management Fund
Fund Summary
Investment Objective
The Fund seeks to provide current income that is exempt from federal personal income taxes, while maintaining liquidity.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees<br/><br/> (Fees paid directly from your investment)
Shareholder Fees	Vanguard Municipal Cash Management Fund Investor Shares
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none

Annual Fund Operating Expenses<br/><br/> (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Vanguard Municipal Cash Management Fund Investor Shares
Management Fees	0.01%
12b-1 Distribution Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.01%

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Vanguard Municipal Cash Management Fund | Investor Shares | USD ($)	1	3	6	13

Principal Investment Strategies
The Fund invests in a variety of high-quality, short-term municipal securities. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund invests in securities with effective maturities of 397 days or less, maintains a dollar-weighted average maturity of 60 days or less, and maintains a dollar-weighted average life of 120 days or less. As a matter of fundamental policy, the Fund will invest at least 80% of its assets in tax-exempt municipal bonds (including securities that may be subject to alternative minimum tax) under normal market conditions.
Principal Risks
On August 12, 2016, the Fund, as an institutional money market fund, was required to transition to a floating net asset value (NAV) as a result of the SEC’s money market fund reforms. The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund’s performance:

• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Because the Fund’s income is based on short-term interest rates—which can fluctuate significantly over short periods—income risk is expected to be high.

• Credit risk, which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.

• Tax risk, which is the chance that all or a portion of the tax-exempt income from municipal bonds held by the Fund will be declared taxable, possibly with retroactive effect, because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state or local tax authorities, or noncompliant conduct of a bond issuer.

• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

• Derivatives risk. The Fund may invest in structured products such as tender option bonds and long-term municipal bonds combined with a demand feature (i.e., variable rate demand notes or VRDNs), which may involve risks different from, and possibly greater than, those of investments directly in the underlying securities or assets.

A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your tax return.

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a comparative benchmark, which has investment characteristics similar to those of the Fund. Returns for the Tax-Exempt Money Market Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Municipal Cash Management Fund Investor Shares
[1]	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2018, was 1.01%.

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.60% (quarter ended March 31, 2008), and the lowest return for a quarter was 0.01% (quarter ended March 31, 2015).
Average Annual Total Returns for Periods Ended December 31, 2017
Average Annual Total Returns - Vanguard Municipal Cash Management Fund	1 Year	5 Years	10 Years
Investor Shares	0.82%	0.28%	0.44%
Tax-Exempt Money Market Funds Average	0.40%	0.11%	0.24%